23. Shareholders' Equity (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of cash flow hedging instruments
SummaryOfShareholdersEquityLineItems [Line Items]
Beginning balance	R$ (26,883)	R$ 6,261	R$ 0
Translation of foreign subsidiaries, including the exchange rate effect of net investments hedge	0	0	0
Changes in fair value	(2,550)	(46,470)	6,261
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	0
Income and social contribution taxes on fair value	2,069	13,326
Actuarial gains (losses) of post-employment benefits	0	0	0
Income and social contribution taxes on actuarial losses	0	0	0
Ending balance	(27,634)	(26,883)	6,261
Fair value of financial instruments classified as available for sale
SummaryOfShareholdersEquityLineItems [Line Items]
Beginning balance	0	1,523	51
Translation of foreign subsidiaries, including the exchange rate effect of net investments hedge	0	0	0
Changes in fair value	0	(1,523)	1,472
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	0
Income and social contribution taxes on fair value	0	0
Actuarial gains (losses) of post-employment benefits	0	0	0
Income and social contribution taxes on actuarial losses	0	0	0
Ending balance	0	0	1,523
Actuarial gains (losses) of post-employment benefits
SummaryOfShareholdersEquityLineItems [Line Items]
Beginning balance	2,896	11,169	7,098
Translation of foreign subsidiaries, including the exchange rate effect of net investments hedge	0	0	0
Changes in fair value	0	0	0
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	0
Income and social contribution taxes on fair value	0	0
Actuarial gains (losses) of post-employment benefits	(27,658)	(12,435)	6,321
Income and social contribution taxes on actuarial losses	9,581	4,162	(2,250)
Ending balance	(15,181)	2,896	11,169
Non-controlling shareholders interest change
SummaryOfShareholdersEquityLineItems [Line Items]
Beginning balance	0
Translation of foreign subsidiaries, including the exchange rate effect of net investments hedge	0
Changes in fair value	0
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	202,188
Income and social contribution taxes on fair value	0
Actuarial gains (losses) of post-employment benefits	0
Income and social contribution taxes on actuarial losses	0
Ending balance	202,188	0
Total
SummaryOfShareholdersEquityLineItems [Line Items]
Beginning balance	(23,987)	18,953	7,149
Translation of foreign subsidiaries, including the exchange rate effect of net investments hedge	0	0	0
Changes in fair value	(2,550)	(47,993)	7,733
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	202,188
Income and social contribution taxes on fair value	2,069	13,326
Actuarial gains (losses) of post-employment benefits	(27,658)	(12,435)	6,321
Income and social contribution taxes on actuarial losses	9,581	4,162	(2,250)
Ending balance	159,643	(23,987)	18,953
Cumulative translation adjustment
SummaryOfShareholdersEquityLineItems [Line Items]
Beginning balance	7,519	66,925	43,192
Translation of foreign subsidiaries, including the exchange rate effect of net investments hedge	45,542	(59,406)	23,733
Changes in fair value	0	0	0
Difference between the fair value of the consideration received or paid and the variation in the non-controlling shareholders interest	0
Income and social contribution taxes on fair value	0	0
Actuarial gains (losses) of post-employment benefits	0	0	0
Income and social contribution taxes on actuarial losses	0	0	0
Ending balance	R$ 53,061	R$ 7,519	R$ 66,925